Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (13,081)	$ (15,090)	$ (52,549)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	162,353,865	132,610,330	83,107,066
Loss attributable to:
Loss per unit (basic and diluted):	$ (0.08)	$ (0.11)	$ (0.62)
Common unitholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (12,819)	$ (14,788)	$ (51,498)
Loss attributable to:
Loss per unit (basic and diluted):	$ (0.08)	$ (0.11)	$ (0.62)
Earnings per unit - distributed (basic and diluted):	0.08	0	0
Loss per unit — undistributed (basic and diluted):	$ (0.16)	$ (0.11)	$ (0.62)